Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Share Capital
15.	Share Capital

(a)	Authorized

The Company has authorized share capital of an unlimited number of common shares with no par value.

On May 21, 2024, the Company implemented a 1-for-40 Reverse Stock Split on its ordinary shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

On November 14, 2024, the Company implemented a 1-for-2 Reverse Stock Split on its ordinary shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

(b)	Shares issued and outstanding

	Number of shares	Capital
Balance, December 31, 2022	43,289	$49,434,692
Fair value of RSUs issued at $147.20 per share	5,263	774,736
Fair value of RSUs issued at $88.80 per share	2,016	179,037
Fair value of RSUs issued at $48.96 per share	1,759	86,137
Cancelled shares	(257)	(200,014)
Issuance of shares upon conversion of note	7,277	314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9)	10,998	431,149
Balance, December 31, 2023	70,345	51,020,121
Issuance of shares from private placement	243,053	1,396,702
Issuance of shares upon exercise of prefunded warrants	1,694,086	11,528,116
Cancelled shares	(148,437)	(1,445,188)
Share issuance costs	—	(728,056)
Fair value of RSUs redeemed at $8.22 per share	188,285	1,547,703
Balance, December 31, 2024	2,047,332	$63,319,398

During the year ended December 31, 2024, the Company had the following share capital transactions:

(i)	On February 2, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on February 1, 2024, the Company announced closing of registered direct offering with the issuance of 3,510 common shares at a purchase price of $32.48 per share and prefunded warrants to purchase 18,287 common shares at a price of $32.472 per share for gross proceeds of $708,000. The prefunded warrants were immediately exercisable for $0.008 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. Under the residual method, the Company allotted $3,370 to the prefunded warrants and recorded the value under other reserves in the consolidated statements of financial position. During the year ended December 31, 2024, the Company issued 18,287 common shares pursuant the exercise of above prefunded warrants.

(ii)	On March 4, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 1, 2024, the Company announced closing of registered direct offering with the issuance of 4,598 common shares at a purchase price of $16.4352 per share and prefunded warrants to purchase 4,524 common shares at a price of $16.4272 per share for gross proceeds of $150,000. The prefunded warrants were immediately exercisable for $0.008 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 4,524 common shares pursuant the exercise of above prefunded warrants.

During the year ended December 31, 2024, the Company had the following share capital transactions (continued):

(iii)	On March 5, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 4, 2024, the Company announced closing of registered direct offering with the issuance of 4,598 common shares at a purchase price of $13.4976 per share and prefunded warrants to purchase 4,662 common shares at a price of $13.4896 per share for gross proceeds of $125,000. The prefunded warrants were immediately exercisable for $0.008 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 4,662 common shares pursuant the exercise of above prefunded warrants.

(iv)	On March 27, 2024, pursuant to an underwriting agreement entered with Univest Securities, LLC (“Univest”) as the underwriter on March 25, 2024, the Company announced closing of underwritten public offering with the issuance of 38,593 common shares at a purchase price of $9.736 per share and prefunded warrants to purchase 623,402 common shares at a price of $9.728 per share for gross proceeds of $5,000,000. The prefunded warrants are immediately exercisable for $0.008 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 623,402 common shares pursuant the exercise of above prefunded warrants.

(v)	On April 26, 2024, the Company cancelled 148,437 common shares with a fair value of $1,445,188.

(vi)	On May 17, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on the same day, the Company announced the 1st closing of registered direct offering with the issuance of 31,142 common shares at a purchase price of $8.248 per share and prefunded warrants to purchase 271,961 common shares at a price of $8.240 per share for gross proceeds of $2,500,000. The prefunded warrants are immediately exercisable for $0.008 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 271,961 common shares pursuant the exercise of above prefunded warrants.

(vii)	On May 20, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on May 17, 2024, the Company announced the 2nd closing of registered direct offering with the issuance of 31,142 common shares at a purchase price of $8.248 per share, and prefunded warrants to purchase 150,720 common shares at a price of $8.240 per share for gross proceeds of $1,500,000. The prefunded warrants are immediately exercisable for $0.008 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 150,720 common shares pursuant the exercise of above prefunded warrants.

(viii)	On May 24, 2024, the Company issued 188,285 common shares at a fair value of $1,547,703 on the RSUs granted to consultants of the Company to settle up consulting fees amounting to $900,000. As a result of the settlement, the Company recognized a loss on debt settlement of $647,703 in the consolidated statements of loss and comprehensive loss.

During the year ended December 31, 2024, the Company had the following share capital transactions (continued):

(ix)	On October 3, 2024, pursuant to an underwriting agreement entered with Univest Securities, LLC (“Univest”) as the underwriter on October 2, 2024, the Company announced closing of underwritten public offering with the issuance of 129,470 common shares at a purchase price of $2.00 per share and 620,530 prefunded warrants to purchase 620,530 common shares at a price of $0.0002 per share for gross proceeds of $1,500,000. The prefunded warrants are immediately exercisable for $0.0002 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. During the year ended December 31, 2024, the Company issued 620,530 common shares pursuant the exercise of above prefunded warrants.

(x)	In connection with the closed direct offerings and underwriting public offerings completed during the year ended December 31, 2024, the Company incurred a total share issuance cost of $728,056.

During the year ended December 31, 2023, the Company had the following share capital transactions:

(i)	On January 26, 2023, the Company issued 5,263 common shares at a fair value of $774,736 on the RSUs granted in accordance with the Company’s ESOP.

(ii)	On May 2, 2023, the Company issued 7,965 common shares at a fair value of $707,352 on the RSUs granted in accordance with the Company’s ESOP, of which 5,949 of these common shares with a fair value of $528,315 were cancelled and returned on June 30, 2023 and recorded on accounts payable.

(iii)	On June 6, 2023, the Company cancelled 257 common shares at a fair value of $200,014 that were issued in August 2022.

(iv)	On July 26, 2023, the Company issued 1,759 common shares at a fair value of $86,137 in replacement to the cancelled shares issued to a consultant of the Company on June 30, 2023.

(v)	On August 14, 2023, the Company issued 7,277 common shares at a fair value of $314,384 to Halo Collective Inc. (“Halo”) to settle the principal amount of $328,000 plus accrued interest and overdue fees of $32,960 pursuant to the Note Conversion Agreement entered with Halo Collective Inc. in July 2023, which totaled $360,960 at the time of conversion.

(vi)	On October 11, 2023, the Company issued 10,998 common shares at a fair value of $431,149 pursuant to the terms of the option agreement in relation to the purchase farming land properties (note 9).

(c)	Loss per share

The weighted average number of common shares outstanding for basic and diluted loss per share for the year ended December 31, 2024 was 1,042,014 (2023 – 56,316). The Company did not have any potential dilution during the years ended December 31, 2024 and 2023.

(d)	Restricted stock units

In order to incentivize senior executive management and key staff, the Company makes use of equity incentives awarded pursuant to the Employee Share Ownership Plan (“ESOP”). In terms of the ESOP, the Company may award up to 20% of the Company’s issued share capital (at any point in time) in qualifying ESOP incentives.

On April 22, 2022, the Company granted 3,100 restricted stock units (“RSUs”) to former directors, officers, and employees of the Company, of which service cost of $561,285 was included in general and administrative expenses during the year ended December 31, 2022. Each of the RSUs vest monthly over 36 months beginning April 22, 2022. All of these RSUs were forfeited and wrote-off during the year ended December 31, 2023.

On August 11, 2022, the Company granted 257 restricted stock units (“RSUs”) at a market price of $824 per unit to directors of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest three days following the release of Q2 2022 financials. The fair value of the granted RSUs was estimated to be $212,386. All of these RSUs were forfeited and wrote-off during the year ended December 31, 2023.

On September 21, 2022, the Company granted 1,236 restricted stock units (“RSUs”) in reserve at a market price of $484 to former directors, officers, and consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $598,321. All of these RSUs in reserve were forfeited and wrote-off during the year ended December 31, 2023.

On September 22, 2022, the Company granted 375 restricted stock units (“RSUs”) in reserve at a market price of $448 to a former officer of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $168,000. All of these RSUs in reserve were forfeited and wrote-off during the year ended December 31, 2023.

On January 24, 2023, the Company granted 5,128 restricted stock units (“RSUs”) at a market price of $147.20 to consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $774,736. 5,128 of the granted RSUs were exercised during the year ended December 31, 2023.

On May 2, 2023, the Company granted 7,965 restricted stock units (“RSUs”) at a market price of $88.80 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. 7,965 of the granted RSUs were initially exercised however 5,949 RSUs were cancelled due to RSU room restrictions. The fair value of the remaining granted RSUs was estimated to be $179,037.

On July 26, 2023, the Company granted 1,759 restricted stock units (“RSUs”) at a market price of $48.96 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $86,137. 1,759 of the granted RSUs were exercised during the year ended December 31, 2023.

On May 24, 2024, the Company granted 188,285 restricted stock units (“RSUs”) at a market price of $8.22 to consultants of the Company to settle consulting payables of $900,000. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $1,547,703. 188,285 of the granted RSUs were exercised during the year ended December 31, 2024.

A summary of the Company’s outstanding RSUs as at December 31, 2024 are as follows:

Number of RSUs
Balance, December 31, 2022	4,970
Granted	14,988
Exercised	(9,039)
Forfeited/Cancelled	(10,919)
Balance, December 31, 2023	—
Granted	188,285
Exercised	(188,285)
Balance, December 31, 2024	—

During the year ended December 31, 2024, the Company recorded $798,795 (2023 – $1,249,986) of expenses related to the RSUs as consulting and accounting fees, $100,000 remains as prepaid expenses, $647,703 recognized as gain on debt settlement and the remaining $1,205 due to foreign currency translation was recorded to accumulated other comprehensive income.